Consolidated Statements of Cash Flows (USD $)	4 Months Ended		12 Months Ended
	Apr. 21, 2014	Apr. 22, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Cash flows from operating activities:
Net and comprehensive loss	$ (9,988,130)	$ (1,390,877)	$ (3,715,096)	$ (252,895)	$ (26,925)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	2,412,528	1,545,106	5,861,752	3,779,363	2,840,418
Amortization of intangible assets	467,716	420,943	1,600,651	1,091,123	585,495
Equity-based compensation	6,120,156	30,739	73,435	125,689	189,962
Deferred income taxes	865,994	247,016	593,879	546,740	89,317
Amortization of loan costs	77,182	59,746	204,845	120,278	104,448
Bad debt expense	4,924	632	11,041	12,539	4,616
Loss (gain) from disposal of equipment	13,503	49,371	175,199	240,006	(3,695)
Bargain purchase gain from acquisition			0	0	(541,206)
Accretion of deemed landlord financing	88,436	172,758	261,653	114,154	120,042
Loss on extinguishment of debt	978,041	0
Changes in operating assets and liabilities:
Trade accounts receivable	(205,778)	(225,411)	(198,862)	66,142	(296,249)
Other accounts receivable	(567,424)	(438,852)	(129,807)	(677,700)	(367,931)
Inventory	(184,154)	(82,594)	(257,477)	(179,326)	(150,220)
Prepaid expenses and other	(153,558)	(104,378)	(62,929)	(120,580)	(291,406)
Accounts payable	1,045,442	(248,505)	1,307,429	1,032,983	(65,572)
Accrued expenses and other	1,170,954	1,246,351	1,810,789	844,125	1,033,996
Deferred rent	1,858,087	1,154,505	3,387,283	1,243,292	1,513,946
Unearned franchise start-up fees	20,000	0	0	(190,000)	25,000
Net cash provided by operating activities	4,023,919	2,436,550	10,923,785	7,795,933	4,764,036
Cash flows from investing activities:
Purchase of property and equipment	(11,044,907)	(8,520,444)	(28,267,305)	(15,462,285)	(10,958,842)
Acquisition purchase price, net of cash acquired	(1,145,431)	0	0	(5,834,238)	(2,574,481)
Proceeds from sale of property and equipment	43,162	19,306	25,506	13,356	14,640
Net cash used in investing activities	(12,147,176)	(8,501,138)	(28,241,799)	(21,283,167)	(13,518,683)
Cash flows from financing activities:
Proceeds from line of credit	7,900,000	6,000,000	15,650,000	15,373,267	7,900,000
Payments on long-term debt	(49,300,000)	(312,500)	(937,500)	(685,767)	0
Proceeds from issuance of common stock, net of underwriter fees	93,581,431	0
Payments of costs associated with initial public offering	(989,340)	0	(6,229)	0	0
Proceeds from deemed landlord financing	298,561	569,860	1,594,982	1,018,520	97,615
Payment of loan acquisition fees			(283,795)	(575,794)	(397,933)
Net cash provided by financing activities	51,490,652	6,257,360	16,017,458	15,130,226	7,599,682
Net change in cash and cash equivalents	43,367,395	192,772	(1,300,556)	1,642,992	(1,154,965)
Cash and cash equivalents:
Beginning of year	1,149,470	2,450,026	2,450,026	807,034	1,961,999
End of period	44,516,863	2,642,798	1,149,470	2,450,026	807,034
Supplemental disclosure of cash flow information:
Cash paid for interest related to long-term debt	681,741	454,353	2,039,283	1,228,554	400,775
Cash paid for interest related to deemed landlord financing	793,177	425,613	1,668,437	980,930	645,054
Non-cash residual value lease obligations			106,513	102,663	67,507
Non-cash deemed landlord financing	(1,400,000)	800,000	6,850,000	3,250,000	2,200,000
Purchases of property and equipment	(626,411)	831,531	1,322,992	1,242,569	139,148
Costs associated with initial public offering	$ 1,548,324	$ 0	$ 1,018,219	$ 0	$ 0